Segment information	12 Months Ended
Jun. 30, 2021
Description Of Segment Information Explanatory [Abstract]
Segment information
20.	Segment information

Segment information is presented consistently with the internal report provided by the chief operating decision maker that is the Executive Board, responsible for allocating resources, assessing the performance of the operating segments, and for making the Company’s strategic decisions.

Segment information is based on information used by BrasilAgro executive board to assess the performance of the operating segments and to make decisions on the investment of funds. The Company has six segments, namely: (i) real estate, (ii) grains, (iii) sugarcane, (iv) cattle raising, (v) cotton and (vi) other. The operating assets related to these segments are located only in Brazil, Paraguay and Bolivia.

The main activity of the grains segment is the production and sale of soybean, corn and bean.

The Sugarcane segment includes the sale of the raw product.

The Real Estate segment presents the P&L from operations carried out in the Company’s subsidiaries.

The cattle raising segment consists of producing and selling beef calves after weaning, which characterizes the activity as breeding and fattening of cattle.

The cotton segment is engaged primarily in the production and sale of cotton lint and seed.

The selected P&L, liabilities and assets information by segment, which were measured in accordance with the same accounting practices used in the preparation of the financial statements, are as follows:

	2021
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate

Net revenue	662,952	11,365	330,417	27,771	264,978	28,966	(545)	-
Gain from sale of farm	53,097	53,097	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	527,348	-	348,307	30,051	142,302	10,234	(3,546)	-
Reversal of provision for agricultural products after harvest	(22,728)	-	(22,728)	-	-	-	-	-
Cost of sales	(729,145)	(1,874)	(431,126)	(37,082)	(231,543)	(25,596)	(1,924)	-
Gross profit	491,524	62,588	224,870	20,740	175,737	13,604	(6,015)	-
Operating income (expenses)
Selling expenses	(27,951)	(491)	(26,073)	(289)	(563)	(535)	-	-
General and administrative expenses	(46,852)	-	-	-	-	-	-	(46,852)
Other operating income	(22,613)	-	-	-	-	-	-	(22,613)
Equity pickup	11	-	-	-	-	-	-	11
Operating income (loss)	394,119	62,097	198,797	20,451	175,174	13,069	(6,015)	(69,454)
Net financial income	849,623	269,001	524,696	3,253	3,406	4,113	-	45,154
Financial income	(945,611)	(233,339)	(601,953)	(7,431)	(8,929)	(7,273)	-	(86,686)
Financial expenses	298,131	97,759	121,540	16,273	169,651	9,909	(6,015)	(110,986)
Net income (loss) before taxes	19,515	(10,762)	(41,324)	(5,533)	(57,681)	(3,369)	2,045	136,139
Income and social contribution taxes	317,646	86,997	80,216	10,740	111,970	6,540	(3,970)	25,153
Total assets	3,428,318	1,486,493	392,283	25,289	218,017	47,587	33,238	1,225,411
Total liabilities	1,245,717	251,423	283,420	2,563	61,992	-	-	646,319

	2020
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate

Net revenue	487,568	14,680	233,413	13,052	192,942	32,674	807	-
Gain from sale of farm	61,420	61,420	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	160,371	-	86,373	1,373	75,861	(1,298)	(1,938)	-
Reversal of provision for agricultural products after harvest	(4,153)	-	(4,153)	-	-	-	-	-
Cost of sales	(483,813)	(4,876)	(245,805)	(13,529)	(184,811)	(32,436)	(2,356)	-
Gross profit	221,393	71,224	69,828	896	83,992	(1,060)	(3,487)	-
Operating income (expenses)
Selling expenses	(14,300)	3,731	(16,247)	(282)	(1,136)	(366)	-	-
General and administrative expenses	(43,890)	-	-	-	-	-	-	(43,890)
Other operating income	1,231	-	-	-	-	-	-	1,231
Equity pickup	(150)	-	-	-	-	-	-	(150)
Operating income (loss)	164,284	74,955	53,581	614	82,856	(1,426)	(3,487)	(42,809)
Net financial income
Financial income	375,413	146,161	11,325	886	-	-	23,053	193,988
Financial expenses	(406,168)	(133,795)	(39,362)	(3,651)	(4,828)	(1,532)	(43,175)	(179,825)
Net income (loss) before taxes	133,529	87,321	25,544	(2,151)	78,028	(2,958)	(23,609)	(28,646)
Income and social contribution taxes	(13,975)	(6,722)	(8,685)	731	(26,530)	1,006	8,027	18,198
Net income (loss) for the year	119,554	80,599	16,859	(1,420)	51,498	(1,952)	(15,582)	(10,448)
Total assets	2,044,368	1,171,762	226,733	17,224	161,706	35,905	26,678	404,360
Total liabilities	922,799	161,609	220,751	-	73,290	-	-	467,149

The balance sheet accounts are mainly represented by “Trade accounts receivables”, “Biological assets”, “Inventories of agricultural products” and “Investment properties”.

a)	Information on concentration of clients

In the year ended June 30, 2021, the Company has three clients individually representing 10% or more of consolidated revenues, representing 50% of the total sales of the Company. Of these three clients, two account for 99% of the revenues from the sugarcane segment and one account for 23% of the revenues from the grains segment. There are no clients in other segments that represent 10% or more of revenue of total sales.

In the year ended June 30, 2020, the Company has four clients individually representing 10% or more of consolidated revenues, representing 73% of the total sales of the Company. Of these four clients, two account for 100% of the revenues from the sugarcane segment and two account for 61% of the revenues from the grains segment. There are no clients in other segments that represent 10% or more of revenue of total sales.

b)	Geographic information

Revenues and noncurrent assets, excluding financial instruments, income tax and social contribution, deferred assets and rights arising from insurance contracts of the Consolidated, are distributed as follows:

	Brazil		Paraguay and Bolivia
	2021	2020	2021	2020
Net income	616,611	467,658	46,341	22,570
Non-current	865,060	853,957	387,754	275,957